COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (352)	$ (162)
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(71)	(93)
Pension and other postretirement benefits adjustments	(10)	(16)
Other, net	(1)	(2)
Other comprehensive income (loss), net of tax	(82)	(111)
Comprehensive income (loss)	(434)	(273)
Comprehensive income attributable to noncontrolling interest	(7)	(2)
Comprehensive income (loss) attributable to Venator	$ (441)	$ (275)